INVESTMENTS - Cost method investments (Details) $ in Millions	1 Months Ended		6 Months Ended
	Feb. 29, 2016 USD ($)	Feb. 29, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cost method investments
Cost method investments			¥ 860,748,634	¥ 988,268,166
Gain on disposal of cost method investment			¥ 141,094,189
Keystone
Cost method investments
Cost method investment percentage	4.00%	4.00%
Cost method investments		¥ 167,000,000
Proceeds from disposal of cost method investments	$ 47	308,000,000
Gain on disposal of cost method investment		¥ 141,000,000